Share Incentive Plan - Schedule of Restricted Share Granted (Details) - Restricted Share [Member]	12 Months Ended
Dec. 31, 2024 $ / shares
Share Incentive Plan - Schedule of Restricted Share Granted (Details) [Line Items]
Number of Restricted shares Outstanding, Unvested as of beginning
Weighted Average Grant date Fair Value, Unvested as of beginning
Number of Restricted shares Outstanding, Granted	935,000
Weighted Average Grant date Fair Value, Granted	$ 1.74
Number of Restricted shares Outstanding, Vested	(15,000)
Weighted Average Grant date Fair Value, Vested	$ 1.82
Number of Restricted shares Outstanding, Unvested as of ending	920,000
Weighted Average Grant date Fair Value, Unvested as of ending	$ 1.74